Income Taxes Income Taxes - Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	$ 21,180	$ 16,918	$ (1,620)
State and local	2,351	3,423	1,211
Foreign	(38)	(149)	116
Current Income Tax Expense (Benefit)	23,493	20,192	(293)
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	8,292	12,798	9,464
State and local	1,367	1,299	(830)
Deferred Income Tax Expense (Benefit)	9,659	14,097	8,634
Income Tax Expense (Benefit), Continuing Operations	$ 33,152	$ 34,289	$ 8,341